Available for sale financial assets	12 Months Ended
Dec. 31, 2017
Available-for-sale Financial Assets [Abstract]
Available For Sale Financial Assets

8. AVAILABLE-FOR-SALE FINANCIAL ASSETS

Details of AFS financial assets are as follows (Unit: Korean Won in millions):

	As of December 31, 2016
	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Debt securities:
Korean treasury and government agencies	3,778,688	13,700	(3,758)	3,788,630
Financial institutions	6,310,517	7,585	(3,904)	6,314,198
Corporates	4,336,195	93,957	(20,966)	4,409,186
Asset-backed securities	250,630	—	(1,427)	249,203
Bond denominated in foreign currencies	1,226,893	1,076	(16,105)	1,211,864
Other debt securities	73,360	1,871	(3)	75,228

Sub-total	15,976,283	118,189	(46,163)	16,048,309

Equity securities	1,034,299	420,038	(724)	1,453,613
Beneficiary certificates	2,802,847	40,405	(21,170)	2,822,082
Securities loaned	493,625	3,040	(3,086)	493,579

Total	20,307,054	581,672	(71,143)	20,817,583

	As of December 31, 2017
	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Debt securities:
Korean treasury and government agencies	2,338,760	1,193	(9,386)	2,330,567
Financial institutions	5,225,921	1,504	(10,159)	5,217,266
Corporates	2,727,016	3,851	(5,635)	2,725,232
Asset-backed securities	309,518	—	(1,337)	308,181
Bond denominated in foreign currencies	2,449,954	3,100	(10,475)	2,442,579
Other debt securities	35,154	21	(12)	35,163

Sub-total	13,086,323	9,669	(37,004)	13,058,988

Equity securities	982,393	430,921	(2,236)	1,411,078
Beneficiary certificates	697,655	18,701	(3,728)	712,628
Securities loaned	169,988	664	(396)	170,256

Total	14,936,359	459,955	(43,364)	15,352,950